Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Debt Fund

September 30, 2019

SED-QTLY-1119
1.924256.108

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.0%
		Principal Amount(a)	Value
Argentina - 1.7%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$7,021,875	$6,416,238
Banco Macro SA 6.75% 11/4/26 (b)(c)		6,520,000	4,449,900
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		10,000	8,770
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		1,440,000	1,257,750
YPF SA:
8.5% 3/23/21 (b)		2,525,000	2,179,075
8.75% 4/4/24 (b)		9,090,000	7,499,250

TOTAL ARGENTINA			21,810,983

Azerbaijan - 0.3%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		3,865,000	4,475,284
Bahrain - 0.3%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		2,480,000	2,757,140
7.625% 11/7/24 (b)		1,115,000	1,265,177

TOTAL BAHRAIN			4,022,317

Belarus - 0.1%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		640,000	664,320
Bermuda - 0.1%
Qtel International Finance Ltd. 3.25% 2/21/23 (b)		1,710,000	1,739,925
British Virgin Islands - 1.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		13,700,000	13,087,781
Sinopec Group Overseas Development 2012 Ltd. 4.875% 5/17/42 (b)		560,000	704,900
Sinopec Group Overseas Development Ltd. 3.68% 8/8/49 (b)		2,570,000	2,769,175

TOTAL BRITISH VIRGIN ISLANDS			16,561,856

Canada - 0.6%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		5,275,000	5,191,754
Frontera Energy Corp. 9.7% 6/25/23 (b)		2,490,000	2,632,397

TOTAL CANADA			7,824,151

Cayman Islands - 0.4%
Comcel Trust 6.875% 2/6/24 (b)		3,050,000	3,136,734
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)(d)		11,905,000	1,238,864
Sparc Em Spc 0% 12/5/22 (b)		397,186	379,908

TOTAL CAYMAN ISLANDS			4,755,506

Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,220,000	1,279,094
Georgia - 0.6%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,420,000	2,516,797
JSC BGEO Group 6% 7/26/23 (b)		4,515,000	4,605,300
JSC Georgian Railway 7.75% 7/11/22 (b)		845,000	924,219

TOTAL GEORGIA			8,046,316

Indonesia - 0.4%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		920,000	139,150
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		5,030,000	5,114,239

TOTAL INDONESIA			5,253,389

Ireland - 0.4%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		3,571,000	3,824,318
Borets Finance DAC 6.5% 4/7/22 (b)		1,930,000	1,978,853

TOTAL IRELAND			5,803,171

Korea (South) - 0.1%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	125,400,000	1,763,731
Luxembourg - 1.0%
CSN Resources SA:
6.5% 7/21/20 (b)		540,000	549,788
7.625% 2/13/23 (b)		7,950,000	8,286,633
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,800,000	2,076,671
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		2,365,000	2,542,375

TOTAL LUXEMBOURG			13,455,467

Mauritius - 0.2%
HTA Group Ltd. 9.125% 3/8/22 (b)		2,765,000	2,878,348
Mexico - 8.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	110,740,000	5,409,967
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		1,860,000	2,140,744
Metalsa SA de CV 4.9% 4/24/23 (b)		1,978,000	2,007,052
Pemex Project Funding Master Trust:
6.625% 6/15/35		15,515,000	15,181,428
6.625% 6/15/38		285,000	268,898
8.625% 2/1/22		875,000	969,063
8.625% 12/1/23 (c)		320,000	355,248
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 5.7884% 3/11/22 (c)(e)		1,870,000	1,944,585
3.5% 1/30/23		3,760,000	3,746,840
4.875% 1/18/24		16,405,000	16,888,948
5.5% 1/21/21		375,000	385,688
6.5% 6/2/41		4,080,000	3,896,400
6.625% (b)(f)		625,000	567,383
6.75% 9/21/47		15,292,000	14,665,028
7.69% 1/23/50 (b)		26,593,000	27,731,180
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		11,660,000	11,055,627

TOTAL MEXICO			107,214,079

Mongolia - 0.5%
Development Bank of Mongolia 7.25% 10/23/23 (b)		1,160,000	1,199,875
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		5,033,000	5,160,398

TOTAL MONGOLIA			6,360,273

Netherlands - 2.5%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		4,052,000	3,030,770
IHS Netherlands Holdco BV:
7.125% 3/18/25 (b)		1,715,000	1,744,069
8% 9/18/27 (b)		860,000	877,415
Metinvest BV 7.75% 4/23/23 (b)		8,265,000	8,667,919
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		13,602,000	6,920,018
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		3,549,000	3,702,139
8.75% 5/23/26		3,595,000	4,598,904
VTR Finance BV 6.875% 1/15/24 (b)		3,638,000	3,740,319

TOTAL NETHERLANDS			33,281,553

Nigeria - 0.1%
Fidelity Bank PLC 10.5% 10/16/22 (b)		1,595,000	1,788,892
Peru - 0.3%
Alicorp SA 6.875% 4/17/27 (b)	PEN	415,000	132,677
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	13,590,000	4,274,219

TOTAL PERU			4,406,896

Saudi Arabia - 1.8%
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		6,415,000	6,695,656
4.25% 4/16/39 (b)		7,070,000	7,632,065
4.375% 4/16/49 (b)		8,495,000	9,328,784

TOTAL SAUDI ARABIA			23,656,505

Singapore - 0.4%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		4,845,000	5,022,145
South Africa - 1.8%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		12,860,000	12,988,600
5.75% 1/26/21 (Reg. S)		6,160,000	6,221,600
6.75% 8/6/23 (b)		1,950,000	2,004,766
7.125% 2/11/25 (b)		2,810,000	2,894,300

TOTAL SOUTH AFRICA			24,109,266

Togo - 0.1%
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		1,155,000	1,296,372
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		3,575,000	3,190,688
Turkey - 1.9%
Akbank TAS 7.2% 3/16/27 (b)(c)		2,525,000	2,336,414
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		4,930,000	4,819,075
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		3,535,000	3,419,008
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (b)		1,200,000	1,200,000
6.125% 5/24/27 (b)(c)		2,470,000	2,223,000
Turkiye Is Bankasi A/S 5% 4/30/20 (b)		1,980,000	1,985,939
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		6,995,000	6,645,950
6.875% 2/3/25 (b)(c)		190,000	182,459
6.875% 2/3/25 (Reg. S) (c)		2,445,000	2,347,964

TOTAL TURKEY			25,159,809

United Arab Emirates - 0.2%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		2,000,000	1,986,250
United Kingdom - 2.5%
Biz Finance PLC 9.625% 4/27/22 (b)		4,145,000	4,327,377
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		12,829,000	13,053,508
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		1,316,000	1,375,220
Tullow Oil PLC 6.25% 4/15/22 (b)		1,590,000	1,605,900
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		2,041,200	2,099,885
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		2,040,000	2,024,700
Vedanta Resources PLC:
6.375% 7/30/22 (b)		7,920,000	7,773,975
8.25% 6/7/21 (b)		1,160,000	1,209,300

TOTAL UNITED KINGDOM			33,469,865

United States of America - 1.7%
Azul Investments LLP 5.875% 10/26/24 (b)		1,930,000	1,926,381
Citgo Holding, Inc. 9.25% 8/1/24 (b)		2,480,000	2,635,000
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		5,413,000	5,473,896
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		5,100,000	5,253,663
Stillwater Mining Co. 6.125% 6/27/22 (b)		6,715,000	6,765,363

TOTAL UNITED STATES OF AMERICA			22,054,303

Venezuela - 0.3%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		6,115,000	489,200
5.5% 4/12/37 (d)		3,475,000	278,000
6% 5/16/24 (b)(d)		8,980,000	718,400
6% 11/15/26 (b)(d)		15,840,000	1,267,200
9.75% 5/17/35 (b)(d)		12,585,000	1,006,800
12.75% 2/17/22 (b)(d)		3,065,000	245,200

TOTAL VENEZUELA			4,004,800

TOTAL NONCONVERTIBLE BONDS
(Cost $422,892,849)			397,335,554

Government Obligations - 59.3%
Angola - 0.2%
Angola Republic 9.5% 11/12/25 (b)		2,730,000	3,061,013
Argentina - 5.2%
Argentine Republic:
5.625% 1/26/22		16,900,000	7,376,850
6.875% 4/22/21		36,660,000	18,000,060
7.5% 4/22/26		41,825,000	18,298,438
Buenos Aires Province:
9.95% 6/9/21 (b)		1,490,000	573,836
10.875% 1/26/21 (b)		4,676,667	2,244,800
10.875% 1/26/21 (Reg. S)		8,170,000	3,921,600
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		740,000	530,025
8.95% 2/19/21 (b)		1,681,700	1,414,730
Mendoza Province 8.375% 5/19/24 (b)		465,000	260,405
Province of Santa Fe 7% 3/23/23 (b)		7,950,000	5,266,875
Provincia de Cordoba:
7.125% 6/10/21 (b)		14,330,000	8,866,688
7.45% 9/1/24 (b)		4,200,000	2,391,375

TOTAL ARGENTINA			69,145,682

Azerbaijan - 0.0%
Azerbaijan Republic 4.75% 3/18/24 (b)		655,000	693,645
Belarus - 0.5%
Belarus Republic:
6.875% 2/28/23 (b)		5,085,000	5,440,950
7.625% 6/29/27 (b)		1,150,000	1,292,313

TOTAL BELARUS			6,733,263

Bermuda - 0.2%
Bermuda Government 4.75% 2/15/29 (b)		2,735,000	3,100,806
Bolivia - 0.0%
Plurinational State of Bolivia 4.5% 3/20/28 (b)		360,000	341,663
Brazil - 2.1%
Brazilian Federative Republic:
5.625% 1/7/41		8,065,000	9,030,280
5.625% 2/21/47		4,300,000	4,818,688
8.25% 1/20/34		7,320,000	10,042,125
10% 1/1/23	BRL	17,015,000	4,553,523

TOTAL BRAZIL			28,444,616

Cameroon - 0.8%
Cameroon Republic 9.5% 11/19/25 (b)		9,740,000	10,637,906
Costa Rica - 0.2%
Costa Rican Republic:
4.25% 1/26/23 (b)		2,075,000	2,030,906
7.158% 3/12/45 (b)		1,150,000	1,152,516

TOTAL COSTA RICA			3,183,422

Dominican Republic - 1.5%
Dominican Republic:
5.95% 1/25/27 (b)		2,460,000	2,662,181
6% 7/19/28 (b)		1,825,000	1,988,680
6.4% 6/5/49 (b)		2,560,000	2,720,800
6.85% 1/27/45 (b)		2,645,000	2,945,869
6.875% 1/29/26 (b)		2,880,000	3,249,000
7.45% 4/30/44 (b)		5,190,000	6,156,638

TOTAL DOMINICAN REPUBLIC			19,723,168

Ecuador - 0.6%
Ecuador Republic:
8.875% 10/23/27 (b)		6,110,000	6,096,634
9.65% 12/13/26 (b)		1,345,000	1,416,033

TOTAL ECUADOR			7,512,667

Egypt - 4.0%
Arab Republic of Egypt:
yield at date of purchase 17.8821% 11/19/19	EGP	25,625,000	1,539,593
5.577% 2/21/23 (b)		1,245,000	1,266,788
6.125% 1/31/22 (b)		6,310,000	6,503,244
6.2004% 3/1/24 (b)		1,550,000	1,617,813
7.5% 1/31/27 (b)		19,395,000	20,849,625
7.6003% 3/1/29 (b)		9,220,000	9,747,269
7.903% 2/21/48 (b)		2,340,000	2,353,163
8.5% 1/31/47 (b)		7,420,000	7,867,519
8.7002% 3/1/49 (b)		820,000	880,475

TOTAL EGYPT			52,625,489

El Salvador - 1.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		5,815,000	5,993,084
6.375% 1/18/27 (b)		4,830,000	5,011,125
7.1246% 1/20/50 (b)		2,730,000	2,782,894
7.375% 12/1/19 (b)		7,070,000	7,103,141
7.625% 9/21/34 (b)		2,650,000	2,809,000
7.65% 6/15/35 (Reg. S)		1,315,000	1,409,516

TOTAL EL SALVADOR			25,108,760

Ghana - 0.7%
Ghana Republic:
7.875% 3/26/27 (b)		1,935,000	1,983,375
8.125% 1/18/26 (b)		7,175,000	7,589,805

TOTAL GHANA			9,573,180

Guatemala - 0.1%
Guatemalan Republic 4.9% 6/1/30 (b)		1,895,000	2,006,923
Indonesia - 3.2%
Indonesian Republic:
5.125% 1/15/45 (b)		2,845,000	3,398,886
5.25% 1/17/42 (b)		3,100,000	3,729,688
5.95% 1/8/46 (b)		1,590,000	2,113,706
6.625% 2/17/37 (b)		2,700,000	3,652,594
6.75% 1/15/44 (b)		4,590,000	6,586,650
7.75% 1/17/38 (b)		7,170,000	10,755,000
8.5% 10/12/35 (b)		100,000	157,000
8.5% 10/12/35 (Reg. S)		7,460,000	11,712,200

TOTAL INDONESIA			42,105,724

Iraq - 1.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		17,385,000	16,977,539
Ivory Coast - 0.8%
Ivory Coast 5.75% 12/31/32		10,780,880	10,568,631
Jamaica - 0.2%
Jamaican Government:
6.75% 4/28/28		580,000	690,381
7.875% 7/28/45		1,685,000	2,207,350

TOTAL JAMAICA			2,897,731

Jordan - 0.1%
Jordanian Kingdom:
6.125% 1/29/26 (b)		600,000	628,313
7.375% 10/10/47 (b)		605,000	637,897

TOTAL JORDAN			1,266,210

Kazakhstan - 0.1%
Kazakhstan Republic 6.5% 7/21/45 (b)		850,000	1,234,625
Kenya - 0.1%
Republic of Kenya 6.875% 6/24/24 (b)		1,350,000	1,419,188
Lebanon - 1.6%
Lebanese Republic:
5.8% 4/14/20		5,035,000	4,770,663
6% 1/27/23		2,925,000	2,028,305
6.15% 6/19/20		1,550,000	1,436,172
6.375% 3/9/20		11,680,000	11,143,450
8.25% 4/12/21 (Reg.S)		1,615,000	1,376,788

TOTAL LEBANON			20,755,378

Mexico - 2.3%
United Mexican States:
5.75% 10/12/10		6,125,000	7,062,891
6.05% 1/11/40		15,410,000	19,439,715
6.5% 6/9/22	MXN	90,720,000	4,575,535

TOTAL MEXICO			31,078,141

Mongolia - 0.1%
Mongolian People's Republic 8.75% 3/9/24 (b)		1,160,000	1,298,838
Morocco - 0.1%
Moroccan Kingdom 5.5% 12/11/42 (b)		920,000	1,099,400
Nigeria - 1.1%
Republic of Nigeria:
yield at date of purchase 13.6947% to 13.7447% 11/7/19 to 11/28/19	NGN	751,355,000	2,036,656
6.375% 7/12/23 (b)		1,190,000	1,249,500
6.5% 11/28/27 (b)		4,420,000	4,461,438
7.625% 11/21/25 (b)		6,010,000	6,588,463

TOTAL NIGERIA			14,336,057

Oman - 0.7%
Sultanate of Oman:
3.875% 3/8/22 (b)		1,130,000	1,121,525
4.125% 1/17/23 (b)		1,370,000	1,366,575
4.75% 6/15/26 (b)		1,375,000	1,320,000
5.375% 3/8/27 (b)		2,695,000	2,639,416
6.75% 1/17/48 (b)		2,965,000	2,798,219

TOTAL OMAN			9,245,735

Pakistan - 0.4%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		4,015,000	4,027,547
8.25% 4/15/24 (b)		1,180,000	1,273,663

TOTAL PAKISTAN			5,301,210

Papua New Guinea - 0.2%
Papua New Guinea 8.375% 10/4/28 (b)		2,090,000	2,208,216
Paraguay - 0.1%
Republic of Paraguay 5.4% 3/30/50 (b)		1,085,000	1,226,728
Peru - 0.3%
Peruvian Republic 4% 3/7/27 (g)(h)		3,350,000	3,361,581
Philippines - 0.3%
Philippine Republic 4.95% 1/15/21	PHP	173,695,000	3,383,516
Qatar - 1.9%
State of Qatar:
4% 3/14/29 (b)		4,040,000	4,479,350
4.5% 4/23/28 (b)		2,190,000	2,493,863
4.817% 3/14/49 (b)		8,470,000	10,497,506
5.103% 4/23/48 (b)		5,570,000	7,127,859

TOTAL QATAR			24,598,578

Romania - 0.4%
Romanian Republic 5.125% 6/15/48 (b)		4,400,000	5,091,625
Russia - 4.1%
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		13,800,000	15,594,000
5.1% 3/28/35(Reg. S)		2,200,000	2,486,000
5.25% 6/23/47 (b)		15,200,000	18,045,250
5.25% 6/23/47(Reg. S)		800,000	949,750
5.625% 4/4/42 (b)		4,100,000	5,043,001
5.875% 9/16/43 (b)		1,850,000	2,349,500
7.25% 5/10/34	RUB	222,325,000	3,461,421
7.6% 7/20/22	RUB	199,690,000	3,158,708
8.15% 2/3/27	RUB	203,340,000	3,374,369

TOTAL RUSSIA			54,461,999

Rwanda - 0.1%
Rwanda Republic 6.625% 5/2/23 (b)		1,705,000	1,839,269
Saudi Arabia - 1.2%
Kingdom of Saudi Arabia:
4.5% 4/17/30 (b)		2,270,000	2,580,990
4.5% 10/26/46 (b)		1,865,000	2,079,475
4.625% 10/4/47 (b)		2,330,000	2,644,550
5.25% 1/16/50 (b)		6,930,000	8,632,181

TOTAL SAUDI ARABIA			15,937,196

Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		2,309,000	2,293,847
6.2% 5/11/27 (b)		660,000	615,450
6.25% 10/4/20 (b)		3,480,000	3,532,200
6.25% 7/27/21(b)		1,560,000	1,584,863
6.825% 7/18/26 (b)		930,000	920,991
6.85% 3/14/24 (b)		1,300,000	1,326,000
6.85% 11/3/25 (b)		675,000	677,109

TOTAL SRI LANKA			10,950,460

Turkey - 6.6%
Export Credit Bank of Turkey 5.375% 2/8/21 (b)		2,580,000	2,567,100
Turkish Republic:
3.25% 3/23/23		1,490,000	1,392,219
5.125% 3/25/22		14,495,000	14,612,772
5.625% 3/30/21		9,300,000	9,552,844
5.75% 5/11/47		5,040,000	4,410,000
6% 1/14/41		1,810,000	1,619,950
6.25% 9/26/22		28,990,000	29,814,403
6.35% 8/10/24		1,615,000	1,642,758
6.75% 5/30/40		4,415,000	4,301,866
6.875% 3/17/36		4,125,000	4,113,398
7.25% 12/23/23		3,805,000	4,024,977
7.25% 3/5/38		2,005,000	2,068,909
7.375% 2/5/25		6,520,000	6,921,388

TOTAL TURKEY			87,042,584

Ukraine - 5.7%
Ukraine Government:
7.375% 9/25/32 (b)		2,130,000	2,143,313
7.75% 9/1/20 (b)		15,095,000	15,404,448
7.75% 9/1/21 (b)		27,862,000	28,976,480
7.75% 9/1/22 (b)		12,972,000	13,646,544
7.75% 9/1/23 (b)		1,870,000	1,965,370
7.75% 9/1/24 (b)		4,195,000	4,430,969
7.75% 9/1/26 (b)		3,365,000	3,520,631
7.75% 9/1/27 (b)		2,970,000	3,099,938
9.75% 11/1/28 (b)		1,000,000	1,146,250
15.84% 2/26/25	UAH	32,140,000	1,354,874

TOTAL UKRAINE			75,688,817

United Arab Emirates - 0.2%
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		2,605,000	2,526,834
United States of America - 6.0%
U.S. Treasury Bonds 3% 2/15/48		14,220,000	16,897,359
U.S. Treasury Notes:
2% 11/15/26		50,392,000	51,677,371
2.375% 5/15/29		10,050,000	10,675,377

TOTAL UNITED STATES OF AMERICA			79,250,107

Uruguay - 0.0%
Uruguay Republic 4.975% 4/20/55		600,000	703,875
Venezuela - 0.3%
Venezuelan Republic:
9.25% 9/15/27 (d)		27,915,000	2,651,925
11.95% 8/5/31 (Reg. S) (d)		17,015,000	1,616,425
12.75% 8/23/22 (d)		3,625,000	344,375

TOTAL VENEZUELA			4,612,725

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.8476% 3/13/28 (c)(e)		425,000	422,931
5.5% 3/12/28		12,243,667	12,373,756

TOTAL VIETNAM			12,796,687

TOTAL GOVERNMENT OBLIGATIONS
(Cost $836,378,720)			787,157,407

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $3,398,803)	INR	221,300,000	3,101,458

Preferred Securities - 2.2%
Cayman Islands - 1.3%
Banco Do Brasil SA:
6.25% (b)(c)(f)		2,540,000	2,504,281
9% (b)(c)(f)		660,000	737,798
Banco Mercantil del Norte SA 7.625% (b)(c)(f)		1,285,000	1,308,692
Cosan Overseas Ltd. 8.25% (f)		10,640,000	10,989,125
Odebrecht Finance Ltd.:
7.5% (b)(d)(f)		10,715,000	1,188,695
7.5% (Reg. S) (d)(f)		300,000	33,281

TOTAL CAYMAN ISLANDS			16,761,872

Colombia - 0.2%
Colombia Telecomunicaciones SA 8.5% (b)(c)(f)		2,070,000	2,124,984
Ireland - 0.7%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		4,985,000	5,098,720
Tinkoff Credit Systems 9.25% (Reg. S) (c)(f)		4,530,000	4,731,019

TOTAL IRELAND			9,829,739

TOTAL PREFERRED SECURITIES
(Cost $32,719,861)			28,716,595
		Shares	Value

Money Market Funds - 6.9%
Fidelity Cash Central Fund 1.96% (i)
(Cost $91,549,092)		91,535,350	91,553,657
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $1,386,939,325)			1,307,864,671
NET OTHER ASSETS (LIABILITIES) - 1.4%			19,116,735
NET ASSETS - 100%			$1,326,981,406

Currency Abbreviations

BRL – Brazilian real

EGP – Egyptian pound

INR – Indian rupee

MXN – Mexican peso

NGN – Nigerian naira

PEN – Peruvian new sol

PHP – Philippine peso

RUB – Russian ruble

UAH – Ukrainian hryvnia

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $690,518,138 or 52.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,217,004
Total	$1,217,004

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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